Summary of Significant Accounting Policies - Summary of Expected Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Buildings and equipment (not used in production) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	2 years
Bottom of range [member] | Plant and equipment (smelting operations) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	3 years
Top of range [member] | Buildings and equipment (not used in production) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	50 years
Top of range [member] | Plant and equipment (smelting operations) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives	30 years